UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signature Financial Management, Inc.
Address: 101 West Main Street
         Suite 700
         Norfolk, VA  23510

13F File Number:  028-14797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Rucker
Title:     Chief Compliance Officer
Phone:     757-625-7670

Signature, Place, and Date of Signing:

 /s/  Donna Rucker     Norfolk, VA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:    $173,019 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      318     2986 SH       SOLE                     2986        0        0
ANADARKO PETE CORP             COM              032511107      249     2850 SH       SOLE                     2850        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108      289     2900 SH       SOLE                     2900        0        0
APPLE INC                      COM              037833100     1128     2547 SH       SOLE                     2547        0        0
AT&T INC                       COM              00206R102      346     9334 SH       SOLE                     9334        0        0
BB&T CORP                      COM              054937107      268     8524 SH       SOLE                     8524        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      469        3 SH       SOLE                        3        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     1317    12664 SH       SOLE                    12664        0        0
BIOGEN IDEC INC                COM              09062X103      257     1330 SH       SOLE                     1330        0        0
CHEVRON CORP NEW               COM              166764100      529     4443 SH       SOLE                     4443        0        0
CHUBB CORP                     COM              171232101     8644    98767 SH       SOLE                    98767        0        0
CISCO SYS INC                  COM              17275R102      252    12046 SH       SOLE                    12046        0        0
COCA COLA CO                   COM              191216100      462    11482 SH       SOLE                    11482        0        0
COMCAST CORP NEW               CL A             20030N101     2137    50918 SH       SOLE                    50918        0        0
CRESUD SA COMERCIAL            *W EXP 05/22/201 P3311R192        1    11220 SH       SOLE                    11220        0        0
DELTIC TIMBER CORP             COM              247850100     1498    21803 SH       SOLE                    21803        0        0
DOMINION RES INC VA NEW        COM              25746U109      209     3608 SH       SOLE                     3608        0        0
EMERSON ELEC CO                COM              291011104      449     8014 SH       SOLE                     8014        0        0
EXXON MOBIL CORP               COM              30231G102     2547    28279 SH       SOLE                    28279        0        0
FEDEX CORP                     COM              31428X106      361     3678 SH       SOLE                     3678        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      170    12881 SH       SOLE                    12881        0        0
FRANKLIN ELEC INC              COM              353514102      537    16000 SH       SOLE                    16000        0        0
GENERAL ELECTRIC CO            COM              369604103      817    35246 SH       SOLE                    35246        0        0
GENERAL MLS INC                COM              370334104      246     5000 SH       SOLE                     5000        0        0
GILDAN ACTIVEWEAR INC          COM              375916103     1014    25397 SH       SOLE                    25397        0        0
GOOGLE INC                     CL A             38259P508      462      582 SH       SOLE                      582        0        0
HALCON RES CORP                COM NEW          40537Q209      351    44999 SH       SOLE                    44999        0        0
HORMEL FOODS CORP              COM              440452100     2165    52400 SH       SOLE                    52400        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      625     2928 SH       SOLE                     2928        0        0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101      278     3622 SH       SOLE                     3622        0        0
ISHARES INC                    MSCI JAPAN       464286848     2400   222200 SH       SOLE                   222200        0        0
ISHARES TR                     CORE S&P500 ETF  464287200      379     2410 SH       SOLE                     2410        0        0
ISHARES TR                     DJ US TECH SEC   464287721    18459   251800 SH       SOLE                   251800        0        0
ISHARES TR                     MSCI ACWI INDX   464288257     1320    26015 SH       SOLE                    26015        0        0
JOHNSON & JOHNSON              COM              478160104      871    10693 SH       SOLE                    10693        0        0
JPMORGAN CHASE & CO            COM              46625H100      406     8548 SH       SOLE                     8548        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106    32008   922041 SH       SOLE                   922041        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     4299    47884 SH       SOLE                    47884        0        0
LUMOS NETWORKS CORP            COM              550283105      764    56636 SH       SOLE                    56636        0        0
MARKEL CORP                    COM              570535104      798     1586 SH       SOLE                     1586        0        0
MARSH & MCLENNAN COS INC       COM              571748102      800    21074 SH       SOLE                    21074        0        0
MCDONALDS CORP                 COM              580135101      397     3989 SH       SOLE                     3989        0        0
MERCK & CO INC NEW             COM              58933Y105      385     8736 SH       SOLE                     8736        0        0
MICROSOFT CORP                 COM              594918104      271     9505 SH       SOLE                     9505        0        0
MURPHY OIL CORP                COM              626717102    14323   224744 SH       SOLE                   224744        0        0
NIKE INC                       CL B             654106103      250     4230 SH       SOLE                     4230        0        0
NORFOLK SOUTHERN CORP          COM              655844108     4417    57290 SH       SOLE                    57290        0        0
NTELOS HLDGS CORP              COM NEW          67020Q305      128    10000 SH       SOLE                    10000        0        0
OAK RIDGE FINL SVCS INC        COM              671768109       54    13032 SH       SOLE                    13032        0        0
PEPSICO INC                    COM              713448108      262     3308 SH       SOLE                     3308        0        0
PFIZER INC                     COM              717081103      298    10368 SH       SOLE                    10368        0        0
PHILIP MORRIS INTL INC         COM              718172109      404     4345 SH       SOLE                     4345        0        0
PNM RES INC                    COM              69349H107      365    15657 SH       SOLE                    15657        0        0
PROCTER & GAMBLE CO            COM              742718109      574     7424 SH       SOLE                     7424        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      273     4522 SH       SOLE                     4522        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1405     9097 SH       SOLE                     9097        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     6451    41179 SH       SOLE                    41179        0        0
SPLUNK INC                     COM              848637104      343     8569 SH       SOLE                     8569        0        0
UDR INC                        COM              902653104      458    18922 SH       SOLE                    18922        0        0
UNION FIRST MKT BANKSH CP      COM              90662P104      262    13387 SH       SOLE                    13387        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      563     6952 SH       SOLE                     6952        0        0
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742      815    15565 SH       SOLE                    15565        0        0
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858    32509   757897 SH       SOLE                   757897        0        0
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866    14022   241630 SH       SOLE                   241630        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     1178    17916 SH       SOLE                    17916        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      331     6709 SH       SOLE                     6709        0        0
WELLS FARGO & CO NEW           COM              949746101     1180    31863 SH       SOLE                    31863        0        0
YUM BRANDS INC                 COM              988498101      202     2810 SH       SOLE                     2810        0        0